ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses

(in thousands of $)	2021	2020
Voyage expenses	18,306	16,582
Ship operating expenses	11,063	10,180
Administrative expenses	3,773	7,293
Interest expense	9,379	7,805
Taxes	315	669
	42,836	42,529